Investments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of the investees' financial statements and equity interest

Company	Equity			Dividends distributed	Profit (loss) for the year
	2021	2020	2019	2021	2021	(*)	2020	2019

Sesamm	58,421	51,514	45,923	(2,152)	9,059	—	7,332	4,418
Águas de Andradina	29,591	29,576	30,065	(2,320)	2,424	(89)	778	7,271
Águas de Castilho	9,384	8,533	7,242	(592)	1,428	15	1,613	1,767
Saneaqua Mairinque¹	—	4,013	4,783	—	—	—	(770)	(871)
Attend Ambiental	23,493	11,409	7,486	—	4,701	7,383	3,923	(18,217)
Aquapolo Ambiental	58,172	41,903	37,772	(9,000)	25,269	—	19,131	16,283
Paulista Geradora de Energia	6,153	6,692	7,144	—	(539)	—	(452)	(481)

Company	Investments		Dividends distributed	Other Comprehensive Income	Reclassification	Equity in the earnings of subsidiaries				Interest percentage
	2021	2020	2021	2020	2020	2021	(*)	2020	2019	2021	2020	2019

Sesamm	21,032	18,546	(775)	—	—	3,261	—	2,640	1,591	36%	36%	36%
Águas de Andradina	8,877	8,873	(696)	—	—	727	(27)	233	2,181	30%	30%	30%
Águas de Castilho	2,815	2,560	(178)	—	—	429	4	485	529	30%	30%	30%
Saneaqua Mairinque²	—	—	—	17	(1,203)	—	—	(248)	(262)	4,6%	4,6%	30%
Attend Ambiental	10,572	5,134	—	—	—	2,116	3,322	1,765	(8,198)	45%	45%	45%
Aquapolo Ambiental	28,504	20,532	(4,410)	—	—	12,382	—	9,374	7,979	49%	49%	49%
Paulista Geradora de Energia	1,538	1,673	—	—	—	(135)	—	(113)	(119)	25%	25%	25%
Total	73,338	57,318	(6,059)	17	(1,203)	18,780	3,299	14,136	3,701
Other investments	6,099	6,099
Overall total	79,437	63,417

(*)	Refer to changes in the equity of investees, as their financial statements for the year ended December 31, 2020 were issued, including some adjustments, after the Company’s financial statements.

(¹)	The amounts presented for 2020 refer to July 31, 2020.

(²)	On August 20, 2020, the investee Saneaqua Mairinque held an Extraordinary Shareholders' Meeting that approved a capital increase in the amount of R$ 21,944, through the issue of 17,178,988 shares. SABESP waived its preemptive right in the participation of such capital increase, and the shares then issued because of the capital increase were entirely subscribed by the shareholder BRK Ambiental, resulting in the dilution of SABESP’s interest in the investee. Accordingly, SABESP discontinued the equity accounting method and recorded this financial asset under the fair value on the transaction date, in the amount of R$ 5,734 recorded as “Other investments”. The amounts corresponding to the equity result were recorded until July 2020.